FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instruments Classification (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 24,187	$ 23,525
Disclosure of financial liabilities [line items]
Financial liabilities	59,619	59,434
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	778	818
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	347	223
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	58,494	58,393
FVTPL
Disclosure of financial assets [line items]
Financial assets	906	960
FVOCI
Disclosure of financial assets [line items]
Financial assets	5,646	5,585
Amortized cost
Disclosure of financial assets [line items]
Financial assets	17,635	16,980
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	12,721	12,741
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	778	818
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	347	223
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	11,596	11,700
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	46,898	46,693
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	46,898	46,693
Provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	8,242	7,689
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	3,022	2,870
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	3,022	2,870
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	7,188	7,278
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	7,188	7,278
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	548	469
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	548	469
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	13,429	12,908
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	906	960
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	5,646	5,585
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	6,877	6,363
Prepayments, subrogation recoverable, deferred policy acquisition costs and assets held for sale
Disclosure of financial assets [line items]
Financial assets	$ 2,770
Prepayments, subrogation recoverable and other assets
Disclosure of financial assets [line items]
Financial assets		$ 1,904